UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2009

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Amber Capital LP
Address: 153 East 53rd Street
         57th Floor
         New York, NY  10022

13F File Number:  28-11675

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Samuel Jed Rubin
Title:     General Counsel
Phone:     212-340-7330

Signature, Place, and Date of Signing:

     Samuel Jed Rubin     New York, NY/USA     May 15, 2009


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     8

Form13F Information Table Value Total:     $168,367 (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
COMPANHIA PARANAENSE ENERG C   SPON ADR PFD     20441B407      542    52000 SH       SOLE                    52000        0        0
FIFTH THIRD BANCORP            CNV PFD DEP1/250 316773209     3903    94737 SH       SOLE                    94737        0        0
FIRSTMERIT CORP                COM              337915102     3249   178500 SH       SOLE                   178500        0        0
GENERAL ELECTRIC CO            COM              369604103    75825  7500000 SH  PUT  SOLE                  7500000        0        0
JPMORGAN CHASE & CO            COM              46625H100     3455   130000 SH       SOLE                   130000        0        0
M & T BK CORP                  COM              55261F104     7012   155000 SH  PUT  SOLE                   155000        0        0
PETRO-CDA                      COM              71644E102      351    13200 SH       SOLE                    13200        0        0
SPDR GOLD TRUST                GOLD SHS         78463V107    74030   820000 SH  PUT  SOLE                   820000        0        0